Taxes On Income (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Current	$ 2,967	$ 1,944	$ 3,065
Deferred	3,572	(743)	(806)
Income tax expense	6,539	1,201	2,259
Domestic (Israel)	1,150	5,470	2,313
Foreign	$ 5,389	$ (4,269)	$ (54)